SUBSEQUENT EVENTS (Narrative) (Details) - Insurance Claims [Member] - Philippines Insurance Company [Member] - USD ($) $ in Thousands		6 Months Ended
	Jul. 10, 2023	Jun. 30, 2023
Subsequent Event [Line Items]
Damages sought, value		$ 9,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Damages sought, value	$ 1,200